Commitments and Contingencies - Additional Information (Detail) $ in Thousands			5 Months Ended	9 Months Ended		12 Months Ended
	Oct. 01, 2021 ft²	Aug. 01, 2020 ft²	Dec. 31, 2022 USD ($)	Sep. 30, 2023 USD ($) ft²	Sep. 30, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Aug. 31, 2022	Aug. 01, 2022 USD ($)	Jun. 30, 2022 ft²	Jun. 01, 2022 ft²	Apr. 01, 2022 ft²	Feb. 01, 2022 ft²	Jan. 01, 2022	May 01, 2020 ft²
Lessee, Lease, Description [Line Items]
Lessee operating lease not yet commenced term of contract												120 months
Total future minimum lease payments							$ 5,161
Tenant improvement allowances unutilized			$ 13,100			$ 13,100
Operating lease fixed costs				$ 4,335	$ 1,648
Operating lease variable lease costs				$ 742	$ 534
Sixty First Street Lease [Member]
Lessee, Lease, Description [Line Items]
Area of real estate | ft²												50,453
Incentive from lessor			13,100			13,100
Total future minimum lease payments			76,700			76,700
Sixty First Street Lease [Member] | Upon Substantial Completion Of Tenant Improvements [Member]
Lessee, Lease, Description [Line Items]
Estimated amount of security deposits			3,400			3,400
Sixty First Street Lease [Member] | Three Years After Lease Commencement [Member]
Lessee, Lease, Description [Line Items]
Estimated amount of security deposits			2,300			2,300
Other Noncurrent Assets [Member] | Sixty First Street Lease [Member]
Lessee, Lease, Description [Line Items]
Security deposits			4,500			$ 4,500
MA [Member] | Cumming Park Sublease [Member]
Lessee, Lease, Description [Line Items]
Area of real estate | ft²													18,148
Operating lease date of expiry						Jul. 31, 2024
Incentive from lessor			$ 100			$ 100
Operating lease fixed costs						300
Operating lease variable lease costs						$ 100
Operating lease weighted average remaining lease term			1 year 7 months 6 days			1 year 7 months 6 days
MA [Member] | Sixty First Street Lease [Member]
Lessee, Lease, Description [Line Items]
Area of real estate | ft²				50,453
Incentive from lessor				$ 13,100
Operating lease weighted average discount rate percentage				11.10%
Operating lease weighted average remaining lease term				10 years 4 months 24 days
Seven Hundred And Ninety Memorial Drive [Member] | MA [Member]
Lessee, Lease, Description [Line Items]
Area of real estate | ft²															3,407
Operating lease rental expenses							100
OKS Building Six Hundred By Seven Hundred Lease [Member] | MA [Member]
Lessee, Lease, Description [Line Items]
Area of real estate | ft²		12,165
Operating lease date of expiry		Jan. 31, 2024
Incentive from lessor							2,400
OKS Building Six Hundred By Seven Hundred Lease [Member] | MA [Member] | Other Noncurrent Assets [Member]
Lessee, Lease, Description [Line Items]
Security deposits							300
Operating Sublease Agreement With OKS [Member] | MA [Member]
Lessee, Lease, Description [Line Items]
Area of real estate | ft²	5,094
Operating lease date of expiry	Dec. 31, 2024
Operating Sublease Agreement With OKS [Member] | MA [Member] | Other Noncurrent Assets [Member]
Lessee, Lease, Description [Line Items]
Security deposits							200
OKS Sublease Agreement After Sublease Extension One [Member] | MA [Member]
Lessee, Lease, Description [Line Items]
Area of real estate | ft²											5,302
OKS Building Six Hundred By Seven Hundred Lease And OKS Sublease Agreement After Sublease Extension One [Member] | MA [Member]
Lessee, Lease, Description [Line Items]
Area of real estate | ft²										10,396
OKS Building Six Hundred By Seven Hundred Lease Agreement After Amendment One [Member] | MA [Member]
Lessee, Lease, Description [Line Items]
Operating lease date of expiry		Dec. 31, 2023
OKS Building Six Hundred By Seven Hundred And OKS Sub Lease Agreement After Amendment One [Member] | MA [Member]
Lessee, Lease, Description [Line Items]
Security deposits			$ 600			$ 600
Operating lease monthly rental payment required									$ 300
Operating lease additional monthly rent payment required									$ 300
Security deposits cancelled			$ 300
Operating lease weighted average discount rate percentage								7.87%
Operating lease fixed costs						1,400
Operating lease variable lease costs						$ 700
Operating lease weighted average remaining lease term			1 year			1 year
OKS Building Six Hundred By Seven Hundred And OKS Sub Lease Agreement After Amendment One [Member] | MA [Member] | Other Noncurrent Assets [Member]
Lessee, Lease, Description [Line Items]
Security deposits			$ 300			$ 300
OKS Six Hundred By Seven Hundred Lease And OKS Operating Sublease [Member] | MA [Member]
Lessee, Lease, Description [Line Items]
Operating lease rental expenses							$ 600
Operating lease weighted average discount rate percentage														5.09%